PROVISIONS, COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 22, 2022	Dec. 31, 2021
PROVISIONS, COMMITMENTS AND CONTINGENCIES (Details)
Payment For Underwriter Pursuant	$ 400,000
Issued Common Shares	700,000
Description Of Owe Additional Transaction Value	If the Company enters additional business combination transactions by May 11, 2022, the Company will owe an additional 1.5% of the transaction value to the underwriter.
Total Contracts Payment		$ 1,500,000
Payment For Termination		1,200,000
Shared Services And Space Commitment Monthly Paymeny		$ 36,000